VESSELS, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Vessel Estimate	Dec. 31, 2017 USD ($) Vessel	Dec. 31, 2016 USD ($)
VESSELS, NET [Abstract]
Number of vessels | Vessel	10	10
Residual value	$ 1,500	$ 1,500
Estimate useful life of vessel	25 years
Vessels, Net [Abstract]
Vessels, Gross	$ 413,949	410,293
Less Accumulated Depreciation	76,956	59,658
Less impairment of vessels	160,079	0
Vessels, Net	$ 176,914	350,635
Impairment Loss on Vessels [Abstract]
Number of PSVs | Vessel	10
Impairment loss on vessels	$ 160,080	0	$ 0
Number of broker estimates | Estimate	3
Period of weighted average analysis for first and second year	3 years
Weighted average annual growth factor	2.00%
Third year analysis ramp up period	1 year
Period of historical average rates	15 years
Period of average conversion rate	10 years
Period of average utilization rates in low case scenario	10 years
Period of average currency rate in base case	10 years
Period of average currency rate in low case scenario	3 years
First Year [Member]
Summary of Charter [Abstract]
Rates used	$ 9,523
Utilization, rates used	62.00%
Second Year [Member]
Summary of Charter [Abstract]
Rates used	$ 9,523
Utilization, rates used	62.00%
Third Year [Member]
Summary of Charter [Abstract]
Rates used	$ 13,067
Utilization, rates used	75.00%
Thereafter [Member]
Summary of Charter [Abstract]
Rates used	$ 17,423
Utilization, rates used	84.60%
2018 [Member]
Summary of Charter [Abstract]
Achieved rates	$ 12,470
Utilization, achieved rates	60.00%
2017 [Member]
Summary of Charter [Abstract]
Achieved rates	$ 10,784
Utilization, achieved rates	65.00%
2004-2018 [Member]
Summary of Charter [Abstract]
Market rates	$ 19,582
Utilization, market rates	87.00%
2009-2018 [Member]
Summary of Charter [Abstract]
Market rates	$ 14,874
Utilization, market rates	82.00%
Minimum [Member]
Impairment Loss on Vessels [Abstract]
Percentage of weighted base case scenario	30.00%
Period of historical dayrates for PSVs	4 years
Maximum [Member]
Impairment Loss on Vessels [Abstract]
Percentage of weighted base case scenario	70.00%
Period of historical dayrates for PSVs	12 years
Vessels [Member]
Vessels, Net [Abstract]
Vessels, Gross	$ 404,324	404,377
Drydocking [Member]
VESSELS, NET [Abstract]
Estimate useful life of vessel	5 years
Vessels, Net [Abstract]
Vessels, Gross	$ 4,379	2,179
Engine Overhaul [Member]
Vessels, Net [Abstract]
Vessels, Gross	$ 5,246	$ 3,737